Property and Equipment, Net - Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Gross	$ 57,114	$ 60,824
Accumulated Amortization	(42,848)	(38,865)
Net	14,266	21,959
Computer equipment
Capital Leased Assets [Line Items]
Gross	51,702	55,450
Accumulated Amortization	(39,060)	(36,134)
Furniture and other equipment
Capital Leased Assets [Line Items]
Gross	5,412	5,374
Accumulated Amortization	$ (3,788)	$ (2,731)